Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income:
Foreign exchange gains (losses)—net	¥ 25,232	¥ 106,868	¥ 99,337
Trading account losses—net	(792,098)	(824,420)	(410,368)
Expense:
Operating expenses	2,938,200	2,816,000	2,757,600
Income (loss) before income tax expense (benefit)	656,734	(58,727)	1,608,342
Income tax expense (benefit)	26,413	(14,511)	444,948
Net income (loss) attributable to Mitsubishi UFJ Financial Group	599,908	(83,320)	1,117,298
MUFG:
Income:
Dividends from subsidiaries and affiliated companies	605,115	586,108	404,064
Banking subsidiaries	407,630	419,691	317,453
Non-banking subsidiaries and affiliated companies	197,485	166,417	86,611
Management fees from subsidiaries	35,052	34,957	35,095
Interest income from subsidiaries	273,536	183,679	174,816
Foreign exchange gains (losses)—net	3,465	6,851	1,089
Trading account losses—net	28,970	(4,059)	(18,285)
Gains on sales of investment in subsidiaries and affiliated companies—net	17,748	0	95
Other income	13,255	11,732	12,552
Total income	977,141	819,268	609,426
Expense:
Operating expenses	44,149	40,158	37,567
Interest expense to subsidiaries and affiliated companies	15,442	12,256	11,415
Interest expense	256,333	167,057	159,057
Other expense	6,496	7,154	8,164
Total expense	322,420	226,625	216,203
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(35,857)	(667,088)	727,257
Income (loss) before income tax expense (benefit)	618,864	(74,445)	1,120,480
Income tax expense (benefit)	18,956	8,875	3,182
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥ 599,908	¥ (83,320)	¥ 1,117,298